Contract Liabilities (Customer Advances)	12 Months Ended
Dec. 31, 2025
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract Liabilities (Customer Advances)	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31, 2025	December 31, 2024
Contract liabilities	$3,617,436	$2,966,102
Less: Contract liabilities presented under long-term liabilities	934,256	816,796
	$2,683,180	$2,149,306

During the year ended December 31, 2025, the Company recognized approximately $1,500,000 of its contract liabilities at December 31, 2024. During the year ended December 31, 2024, the Company recognized approximately $1,100,000 of its contract liabilities at December 31, 2023. Contract liabilities increased during 2025, primarily due to payments received in excess of revenue recognized on these performance obligations.

As for guarantees see Notes 21D and 21G.